Financial Instruments - Summary of Changes in Fair Value of Outstanding Warrant and Tranche Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in Unrealized (Gains) Losses	$ (10,295)
Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in Unrealized (Gains) Losses	14,368
Issuances (Settlements)	2,548
Ending balance	16,916
Warrant liability | Prior To Business Combination
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	369	$ 391
Change in Unrealized (Gains) Losses	(107)	(22)
Issuances (Settlements)	(262)	0
Net Transfer In (Out) of Level 3	0	0
Ending balance	0	369
Contingent earnout liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in Unrealized (Gains) Losses	(10,295)
Issuances (Settlements)	28,927
Ending balance	18,632
Series B-2 tranche liabilities | Prior To Business Combination
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	4,702	0
Change in Unrealized (Gains) Losses	(3,200)	(1,645)
Issuances (Settlements)	(1,502)	6,347
Net Transfer In (Out) of Level 3	0	0
Ending balance	0	4,702
Series B-3 warrant liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuances	14,701
Settlements	25,409
Final net exercise	4,800
Series B-3 warrant liabilities | Prior To Business Combination
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	15,819	0
Change in Unrealized (Gains) Losses	(311)	3,853
Issuances (Settlements)	(15,508)	11,966
Net Transfer In (Out) of Level 3	0	0
Ending balance	0	$ 15,819
SEPA derivative liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in Unrealized (Gains) Losses	2
Issuances (Settlements)	183
Ending balance	$ 185